UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                    ----------

                             Gabelli Gold Fund, Inc.
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[PHOTO OMITTED]

GABELLI
GOLD
FUND,
INC.




                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                             GABELLI GOLD FUND, INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2004


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      For the year the Gabelli Gold Fund fell by 10.9% which compared with declines of 8.3% and 7.7% for the average gold fund (as monitored by Lipper) and the Philadelphia Gold and Silver Index, respectively. In this context, we note that the Gabelli Gold Fund outpaced the Philadelphia Gold and Silver Index and the average gold fund monitored by Lipper for the three, five and ten year and since inception periods.

      Despite the small upward movement in the gold price during 2004, the operating environment for gold equities was challenging and the leading gold equities indices declined during the year. First, the weakness of the dollar relative to other currencies had a negative impact on operating costs outside of the United States and other countries with currencies linked to the dollar. This was particularly evident in the Fund's holdings which have mines located in Canada, Australia and South Africa. Second, company margins were adversely affected by higher energy, steel and reagent (chemical) costs. Third, there was little good news on the exploration front. Traditionally, good exploration news or additions to resources helps drive share price performance. Finally, it is possible that funds earmarked for gold equities were invested in one of the popular Exchange Traded Funds that are invested in gold bullion and track the price of gold.

      Stock specific, for the year among our larger holdings, good performance was achieved by Meridian Gold (+30%) which had good exploration results near its low cost mine in Chile, Agnico-Eagle Mines (+14%), Barrick Gold (+7%) which was positively affected by a new development agreement signed in 2004 and Placer Dome (+5.3%) which price was boosted during the year by a positive tax settlement and advancements in its development projects.

      Among the larger holdings that hurt performance were the Fund's South African holdings including Harmony Gold's (-43%) decline caused to some extent by the company's unsuccessful attempt to acquire Gold Fields in a hostile takeover, AngloGold Ashanti's (-22%) loss due mostly to underperforming assets of Ashanti and strong operating currencies and Gold Fields' (-10.5%) slip caused in part by the company's refusal to be acquired. Other laggards included Rand Gold Resources (-16.5%) and IAMGOLD (-12%).

                                                           Sincerely yours,


                                                           /s/ Bruce N. Alpert
                                                           -------------------
                                                           Bruce N. Alpert
                                                           President
February 24, 2005

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI GOLD FUND, THE LIPPER GOLD FUND AVERAGE
                    AND THE PHILADELPHIA GOLD & SILVER INDEX

                Gabelli            Lipper       Philadelphia
               Gold Fund         Gold Fund     Gold & Silver
           Class AAA Shares       Average          Index
           ----------------      ---------     -------------
 7/11/94        $10,000           $10,000          $10,000
12/31/94         11,070            10,043            9,733
12/31/95         11,410            10,529           10,820
12/31/96         12,320            11,745           10,573
12/31/97          5,929             6,832            6,785
12/31/98          5,716             6,116            5,986
12/31/99          6,292             6,490            6,374
12/31/00          5,312             5,407            4,927
12/31/01          6,691             6,423            5,302
12/31/02         12,526            10,466            7,610
12/31/03         18,717            16,571           10,955
12/31/04         16,680            15,196           10,112

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                   QUARTER    1 YEAR      3 YEAR      5 YEAR     10 YEAR   (7/11/94)
--------------------------------------------------------------------------------------------------------------------
 GABELLI GOLD FUND CLASS AAA .................    (1.99)%     (10.88)%     35.59%     21.53%      4.18%      5.00%
  Philadelphia Gold and Silver Index .........    (2.30)       (7.69)      23.94       9.67       0.39      (0.08)
  Lipper Gold Fund Average ...................    (0.73)       (8.30)      33.56      18.27       3.22       3.03
  Class A ....................................    (1.98)      (10.83)      35.61      21.54       4.19       5.00
                                                  (7.62)(b)   (15.97)(b)   32.96(b)   20.11(b)    3.57(b)    4.41(b)
  Class B ....................................    (2.15)      (11.56)      34.91      21.17       4.03       4.85
                                                  (7.04)(c)   (15.98)(c)   34.36(c)   20.98(c)    4.03(c)    4.85(c)
  Class C ....................................    (2.18)      (11.53)      34.95      21.19       4.04       4.86
                                                  (3.15)(c)   (12.41)(c)   34.95(c)   21.19(c)    4.04(c)    4.86(c)

(a) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS. INVESTING IN GOLD IS CONSIDERED SPECULATIVE AND IS AFFECTED BY A VARIETY OF WORLDWIDE ECONOMIC, FINANCIAL AND POLITICAL FACTORS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 23, 2002. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE PHILADELPHIA GOLD & SILVER INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE OF LARGE NORTH AMERICAN GOLD AND SILVER COMPANIES, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------

GABELLI GOLD FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2004 through December 31, 2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                  Beginning         Ending        Annualized       Expenses
                Account Value    Account Value      Expense      Paid During
                    7/1/04         12/31/04          Ratio         Period*
-----------------------------------------------------------------------------
GABELLI GOLD FUND
-----------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,126.70         1.57%          $ 8.39
Class A            $1,000.00       $1,126.90         1.57%          $ 8.39
Class B            $1,000.00       $1,122.60         2.32%          $12.38
Class C            $1,000.00       $1,123.00         2.32%          $12.38

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,017.24         1.57%          $ 7.96
Class A            $1,000.00       $1,017.24         1.57%          $ 7.96
Class B            $1,000.00       $1,013.47         2.32%          $11.74
Class C            $1,000.00       $1,013.47         2.32%          $11.74

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.


GABELLI GOLD FUND

North America ..................................     62.8%
South Africa ...................................     17.2%
Australia ......................................      8.9%
United Kingdom .................................      7.6%
Latin America ..................................      2.8%
Sweden .........................................      0.8%
Gold Bullion ...................................      0.4%
Other Assets and Liabilities -- Net ............     (0.5%)
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.




                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------              ------      ------
North America ......................     62.9%    $188,749,043
South Africa .......................     17.1       51,208,648
Asia/Pacific .......................      8.9       26,567,782
Europe .............................      8.3       25,006,942
Latin America ......................      2.8        8,413,460
                                        ------    ------------
                                        100.0%    $299,945,875
                                        ======    ============

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                           COST          VALUE
     -------                                       ------------   ------------

              COMMON STOCKS -- 99.3%
              METALS AND MINING -- 99.3%
              AUSTRALIA -- 8.9%
   2,000,000  Central Asia Gold Ltd.+ ........     $  1,309,748   $  1,066,105
   4,500,000  Croesus Mining NL ..............        2,006,851      2,116,533
     810,000  Kingsgate Consolidated Ltd. ....        2,073,051      1,555,651
     399,762  Leviathan Resources Ltd.+ ......           66,296        329,042
   7,045,000  Lihir Gold Ltd.+ ...............        5,795,012      6,406,196
   1,199,287  MPI Mines Ltd.+ ................          536,398      2,068,269
     300,000  Newcrest Mining Ltd. ...........        1,708,256      4,103,722
   9,593,750  Oxiana Ltd.+ ...................        5,285,629      7,445,345
     500,000  Sino Gold Ltd.+ ................          926,562        783,901
   5,175,000  Tanami Gold NL+ ................          692,921        628,787
                                                   ------------   ------------
                                                     20,400,724     26,503,551
                                                   ------------   ------------
              LATIN AMERICA -- 2.8%
     367,400  Compania de Minas
                Buenaventura SA, ADR .........        5,955,113      8,413,460
                                                   ------------   ------------
              NORTH AMERICA -- 62.1%
     729,000  Agnico-Eagle Mines Ltd.,
                New York .....................        9,949,323     10,023,750
      55,000  Agnico-Eagle Mines Ltd.,
                Toronto ......................          751,332        758,336
     555,400  Arizona Star Resource Corp.+ ...          763,899      3,128,949
     500,000  Axmin Inc.+ ....................          167,044        283,771
   1,300,000  Axmin Inc.+ (b)(c) .............          397,833        737,804
     100,000  Banro Corp.+ ...................          210,628        375,579
     250,000  Banro Corp.+ (b)(c) ............          747,161        938,948
     473,000  Barrick Gold Corp. .............        8,866,345     11,456,060
     150,000  Bema Gold Corp.+ ...............          491,007        459,458
     160,000  Bema Gold Corp.+ (b)(c) ........          476,696        490,089
     876,700  Crystallex International Corp.+         2,542,120      3,147,353
     100,000  Eldorado Gold Corp.,
                New York+ ....................          173,000        295,000
   1,232,500  Eldorado Gold Corp., Toronto+ ..        2,661,588      3,651,776
     467,500  Eldorado Gold Corp.,
                Toronto+ (b)(c) ..............          568,659      1,385,156
   1,475,000  Erdene Gold Inc.+ ..............          945,406        960,230
     522,500  Freeport-McMoRan Copper &
                Gold Inc., Cl. B .............        8,942,525     19,975,175
     200,000  Gammon Lake Resources Inc.+ ....          791,787      1,073,321
     510,000  Glamis Gold Ltd., New York+ ....        5,391,686      8,751,600
     208,200  Glamis Gold Ltd., Toronto+ .....        1,465,135      3,572,668
     197,600  Goldcorp Inc., New York ........        1,911,949      2,971,904
     213,200  Goldcorp Inc., Toronto .........        1,052,021      3,213,614
     102,000  Golden Queen Mining
                Co. Ltd.+ ....................           46,564         34,052
   1,000,000  Golden Queen Mining Co. ........
                Ltd.+ (b)(c) .................          393,794        333,848
     470,000  Golden Star Resources Ltd.,
                New York+ ....................          620,095      1,884,700


                                                                     MARKET
      SHARES                                           COST          VALUE
     -------                                       ------------   ------------

     500,000  Golden Star Resources Ltd.,
                Toronto+ .....................     $  1,096,548   $  2,011,434
   5,499,188  Guinor Gold Corp.+ .............        3,064,002      4,589,733
     150,000  Hecla Mining Co.+ ..............        1,070,090        874,500
     400,000  IAMGOLD Corp., New York ........        2,441,950      2,644,000
   1,555,060  IAMGOLD Corp., Toronto .........        6,917,736     10,396,053
      30,000  Ivanhoe Mines Ltd.,
                New York+ ....................          114,450        216,300
     270,000  Ivanhoe Mines Ltd.,
                Toronto+ .....................          589,798      1,949,255
     350,000  Jaguar Mining Inc.+ ............          788,295      1,066,227
     605,000  Kinross Gold Corp.,
                New York+ ....................        4,237,017      4,259,200
     449,999  Kinross Gold Corp.,
                Toronto+ .....................        2,627,676      3,173,636
     655,295  Meridian Gold Inc.,
                New York+ ....................       10,176,154     12,430,946
      70,000  Meridian Gold Inc., Toronto+ ...          301,514      1,328,548
     300,000  Miramar Mining Corp.,
                New York+ ....................          364,650        345,000
     750,000  Miramar Mining Corp.,
                Toronto+ .....................          904,848        857,572
     200,000  Miramar Mining Corp.,
                Toronto+ (b)(c) ..............          300,679        228,686
      60,000  Nevsun Resources Ltd.,
                New York+ ....................           69,834        110,400
     775,000  Nevsun Resources Ltd.,
                Toronto+ .....................        1,747,294      1,423,027
     175,000  Nevsun Resources Ltd.,
                Toronto+ (b)(c) ..............          354,761        321,329
     510,071  Newmont Mining Corp. ...........       16,427,585     22,652,253
     800,000  Northern Orion
                Resources Inc.+ (b)(c) .......          760,862      2,330,259
     150,000  Orezone Resources Inc.,
                New York+ ....................          133,523        187,500
   1,051,000  Orezone Resources Inc.,
                Toronto+ .....................          630,461      1,315,778
     174,147  Placer Dome Inc., Australia ....        1,550,935      3,276,336
     753,000  Placer Dome Inc., New York .....        8,851,261     14,201,580
      65,000  Placer Dome Inc., Toronto ......          836,246      1,224,972
   1,099,988  Radius Gold Inc.+ ..............        1,333,974      1,367,927
   1,291,100  River Gold Mines Ltd.+ .........        2,192,797      1,778,004
     500,000  Tournigan Gold Corp.+ ..........          125,193        146,059
     300,000  Wesdome Gold Mines Inc.+ .......          344,051        490,757
   1,000,000  Wesdome Gold Mines
                Inc.+ (b)(c) .................        1,016,064      1,635,855
   1,270,000  Wheaton River Minerals Ltd.+ ...        1,266,875      4,133,873
     420,000  Wheaton River Minerals
                Ltd.+ (b)(c) .................          310,043      1,367,108
     318,400  Wolfden Resources Inc.+ ........        1,299,810      1,248,992
                                                   ------------   ------------
                                                    124,574,573    185,486,240
                                                   ------------   ------------

                See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                             COST          VALUE
   ---------                                        ------------   ------------

                COMMON STOCKS (CONTINUED)
                METALS AND MINING (CONTINUED)
                SOUTH AFRICA -- 17.1%
      66,700    Anglo American Platinum
                  Corp. Ltd. ...................    $  2,468,125   $  2,450,748
     307,058    AngloGold Ashanti Ltd., ADR ....      10,116,804     11,161,558
   1,355,000    DRDGOLD Ltd.+ ..................       3,833,677      2,086,700
     125,000    Gold Fields Ltd. ...............       1,625,000      1,542,046
   1,283,249    Gold Fields Ltd., ADR ..........      16,126,284     16,014,947
     200,000    Harmony Gold Mining Co. Ltd. ...       2,614,946      1,817,617
   1,011,326    Harmony Gold Mining Co.
                  Ltd., ADR ....................      13,956,026      9,374,992
      20,000    Impala Platinum Holdings Ltd. ..       1,450,762      1,700,466
     228,000    Impala Platinum Holdings
                  Ltd., ADR ....................       2,553,975      4,846,322
                                                    ------------   ------------
                                                      54,745,599     50,995,396
                                                    ------------   ------------
                SWEDEN -- 0.8%
   2,000,000    Riddarhyttan Resources AB+ .....       1,378,536      2,302,345
     153,846    Riddarhyttan Resources AB,
                  Registered+ ..................         138,269        177,103
                                                    ------------   ------------
                                                       1,516,805      2,479,448
                                                    ------------   ------------
                UNITED KINGDOM -- 7.6%
     500,000    Highland Gold Mining Ltd. ......       2,353,155      1,833,505
     255,000    Lonmin plc .....................       4,446,895      4,489,401
     393,333    Monterrico Metals plc+ .........         694,074      3,568,133
   1,067,200    Randgold Resources Ltd., ADR+ ..       6,003,637     12,166,080
     200,000    Trans-Siberian Gold Ltd.+ ......         438,741        470,376
                                                    ------------   ------------
                                                      13,936,502     22,527,495
                                                    ------------   ------------
                TOTAL COMMON STOCKS ............     221,129,316    296,405,590
                                                    ------------   ------------
                PREFERRED STOCKS -- 0.1%
                METALS AND MINING -- 0.1%
                SOUTH AFRICA -- 0.1%
      10,447    Anglo American Platinum
                  Corp., 6.380% Cv. Pfd. .......         158,829        213,252
                                                    ------------   ------------
                WARRANTS -- 0.7%
                AUSTRALIA -- 0.0%
   2,375,000    Crescent Gold Ltd.
                  expire 11/30/05+ .............               1         64,231
                                                    ------------   ------------


                                                                      MARKET
     SHARES                                             COST          VALUE
   ---------                                        ------------   ------------

                NORTH AMERICA -- 0.7%
     145,500    Apollo Gold Corp.
                  expire 12/23/06+ (a)(b)(c) ...    $          0   $      3,897
   1,000,000    Golden Queen Mining Co. Ltd.
                  expire 01/27/06+ (a)(b)(c) ...               0         75,064
     100,000    Golden Star Resources Ltd.
                  expire 02/14/07+ .............               0        133,539
     300,000    Mexgold Resources Inc.
                  expire 02/26/06+ (a)(b)(c) ...               0         84,585
     527,500    Northern Orion Resources
                  expire 05/29/08+ (b)(c) ......               0        792,472
     400,000    Wesdome Gold Mines Inc.
                  expire 04/23/05+ (a)(b)(c) ...               0        116,070
     280,000    Wheaton River Minerals Ltd.
                  expire 05/30/07+ .............               0        551,517
     210,000    Wheaton River Minerals Ltd.
                  expire 05/30/07+ (b)(c) ......               0        413,638
     500,000    X-Cal Resources Ltd.
                  expire 05/30/07+ (a) .........               0          3,020
                                                    ------------   ------------
                                                               0      2,173,802
                                                    ------------   ------------
                TOTAL WARRANTS .................               1      2,238,033
                                                    ------------   ------------
                GOLD BULLION -- 0.4%
                NORTH AMERICA -- 0.4%
       2,500(d) Gold Bullion+ ..................       1,073,500      1,089,000
                                                    ------------   ------------
                TOTAL
                  INVESTMENTS -- 100.5% ........    $222,361,646    299,945,875
                                                    ============
                OTHER ASSETS AND LIABILITIES (NET) -- (0.5)%         (1,407,116)
                                                                   ------------
                NET ASSETS -- 100.0% ...........................   $298,538,759
                                                                   ============

                See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

----------
                For Federal tax purposes:
                Aggregate cost .................................   $231,128,257
                                                                   ============
                Gross unrealized appreciation ..................   $ 87,657,156
                Gross unrealized depreciation ..................    (18,839,538)
                                                                   ------------
                Net unrealized appreciation (depreciation) .....   $ 68,817,618
                                                                   ============
----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2004, the market value of fair valued securities amounted to $282,636 or 0.1% of total net assets.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the Rule 144A securities are considered liquid and the market value amounted to $11,254,808 or 3.8% of total net assets.
(c) At December 31, 2004, the Fund held investments in restricted securities that were valued under methods approved by the Board as follows:


                                                                             12/31/04
                                                                             CARRYING
ACQUISITION                                      ACQUISITION  ACQUISITION     VALUE
  SHARES     ISSUER                                  DATE         COST       PER UNIT
-----------  ------                              -----------  -----------    --------
  145,500    Apollo Gold Corp.
               Warrants expire 12/23/06 ........   12/17/02    $       --    $ 0.0268
1,300,000    Axmin Inc. ........................   12/20/02       397,833      0.5675
  250,000    Banro Corp. .......................    3/25/04       747,161      3.7558
  160,000    Bema Corp. ........................   10/26/04       476,696      3.0631
  467,500    Eldorado Gold Corp., Toronto ......    12/6/02       568,659      2.9629
1,000,000    Golden Queen Mining Co. Ltd. ......    1/13/04       393,794      0.3338
1,000,000    Golden Queen Mining Co. Ltd.
               Warrants expire 01/27/06 ........    1/13/04            --      0.0751
  300,000    Mexgold Resources Inc.
               Warrants expire 02/26/06 ........    2/13/04            --      0.2820
  200,000    Miramar Mining Corp., Toronto .....    7/24/03       300,679      1.1434
  175,000    Nevsun Resources Ltd., Toronto ....    2/12/03       354,761      1.8362
  800,000    Northern Orion Resources Inc. .....    5/16/03       760,862      2.9128
  527,500    Northern Orion Resources Inc.
               Warrants expire 05/29/08 ........    7/30/03            --      1.5023
1,000,000    Wesdome Gold Mines Inc. ...........   12/22/03     1,016,064      1.6359
  400,000    Wesdome Gold Mines Inc.
               Warrants expire 04/23/05 ........    3/29/04            --      0.2902
  420,000    Wheaton River Minerals Ltd. .......    5/14/02       310,043      3.2550
  210,000    Wheaton River Minerals Ltd.
               Warrants expire 05/30/07 ........    5/14/02            --      1.9697

(d)   Share amount reported in ounces.
+     Non-income producing security.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                            GABELLI GOLD FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $221,288,146) ................   $298,856,875
  Investments in gold bullion, at value ($1,073,500) .......      1,089,000
  Receivable for investments sold ..........................      1,775,918
  Receivable for Fund shares sold ..........................        513,401
  Dividends receivable .....................................         94,140
  Other assets .............................................         14,167
                                                               ------------
  TOTAL ASSETS .............................................    302,343,501
                                                               ------------
LIABILITIES:
  Payable to custodian .....................................      2,084,163
  Foreign currency, at value (cost $344,050) ...............        350,540
  Payable for Fund shares redeemed .........................        590,166
  Payable for investments purchased ........................        263,462
  Payable for investment advisory fees .....................        257,143
  Payable for distribution fees ............................         67,982
  Other accrued expenses ...................................        191,286
                                                               ------------
  TOTAL LIABILITIES ........................................      3,804,742
                                                               ------------
  NET ASSETS applicable to 18,657,731
    shares outstanding .....................................   $298,538,759
                                                               ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .......................   $     18,658
  Additional paid-in capital ...............................    230,807,156
  Accumulated net investment loss ..........................     (8,333,151)
  Accumulated net realized loss on investments
    and foreign currency transactions ......................     (1,545,157)
  Net unrealized appreciation on investments
    and foreign currency translation .......................     77,575,753
  Net unrealized appreciation on gold bullion ..............         15,500
                                                               ------------
  NET ASSETS ...............................................   $298,538,759
                                                               ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($279,081,066  /  17,438,127
    shares outstanding) ....................................         $16.00
                                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($13,801,966  /  864,346 shares outstanding) ...........         $15.97
                                                                     ======
  Maximum offering price per share
    (NAV  /  0.9425, based on maximum
    sales charge of 5.75% of the offering price) ...........         $16.94
                                                                     ======
  CLASS B:
  Net Asset Value and offering price
    per share ($1,564,783  /  98,226 shares
    outstanding) ...........................................         $15.93(a)
                                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($4,090,944  /  257,032 shares outstanding) ............         $15.92(a)
                                                                     ======

----------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $97,003) ..............   $  2,401,595
  Interest .................................................         16,184
                                                               ------------
  TOTAL INVESTMENT INCOME ..................................      2,417,779
                                                               ------------
EXPENSES:
  Investment advisory fees .................................      2,991,536
  Distribution fees -- Class AAA ...........................        716,500
  Distribution fees -- Class A .............................         17,771
  Distribution fees -- Class B .............................         16,030
  Distribution fees -- Class C .............................         38,421
  Shareholder services fees ................................        305,994
  Shareholder communications expenses ......................        151,209
  Custodian fees ...........................................        130,526
  Registration fees ........................................         68,273
  Legal and audit fees .....................................         65,090
  Interest expense .........................................         51,867
  Directors' fees ..........................................         29,349
  Miscellaneous expenses ...................................         59,393
                                                               ------------
  TOTAL EXPENSES ...........................................      4,641,959
                                                               ------------
  NET INVESTMENT LOSS ......................................     (2,224,180)
                                                               ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................      3,675,268
  Net realized gain on foreign
    currency transactions ..................................         12,243
  Net realized gain on gold bullion ........................        459,250
  Net change in unrealized appreciation/
    depreciation on investment securities and
    foreign currency translation ...........................    (44,238,915)
  Net change in unrealized appreciation/
    depreciation on gold bullion ...........................       (647,000)
                                                               ------------
  NET REALIZED AND UNREALIZED LOSS
    ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ...........................................    (40,739,154)
                                                               ------------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................   $(42,963,334)
                                                               ============

                 See accompanying notes to financial statements.

                             GABELLI GOLD FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           YEAR ENDED           YEAR ENDED
                                                                        DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                        -----------------   -----------------
OPERATIONS:
   Net investment loss .................................................   $ (2,224,180)       $ (1,277,382)
   Net realized gain on investments and foreign currency transactions ..      4,146,761           2,362,823
   Net change in unrealized appreciation/depreciation on investments and
     foreign currency translation ......................................    (44,885,915)         96,376,818
                                                                           ------------        ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....    (42,963,334)         97,462,259
                                                                           ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA .........................................................     (3,312,438)         (3,271,714)
     Class A ...........................................................       (181,165)            (55,245)
     Class B ...........................................................         (7,311)            (10,141)
     Class C ...........................................................        (22,921)            (19,596)
                                                                           ------------        ------------
                                                                             (3,523,835)         (3,356,696)
                                                                           ------------        ------------
   Net realized gains
     Class AAA .........................................................       (142,675)                 --
     Class A ...........................................................         (7,803)                 --
     Class B ...........................................................           (315)                 --
     Class C ...........................................................           (987)                 --
                                                                           ------------        ------------
                                                                               (151,780)                 --
                                                                           ------------        ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................     (3,675,615)         (3,356,696)
                                                                           ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Class AAA ...........................................................    (28,350,605)        120,301,812
   Class A .............................................................      9,288,117           4,855,098
   Class B .............................................................        170,435           1,151,262
   Class C .............................................................      1,673,158           2,215,322
                                                                           ------------        ------------
   NET INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS    (17,218,895)        128,523,494
                                                                           ------------        ------------
   REDEMPTION FEES .....................................................        243,151             618,150
                                                                           ------------        ------------
   NET INCREASE/(DECREASE) IN NET ASSETS ...............................    (63,614,693)        223,247,207
NET ASSETS:
   Beginning of period .................................................    362,153,452         138,906,245
                                                                           ------------        ------------
   End of period .......................................................   $298,538,759        $362,153,452
                                                                           ============        ============

                 See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Gold Fund, Inc. (the "Fund") was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value and magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss by $2,034,500 and to decrease accumulated net realized gain on investments and foreign currency transactions by $1,882,721, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions paid during the fiscal year ended December 31, 2004 and December 31, 2003 was $3,675,615 and $3,356,696, respectively of ordinary income.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

         Capital loss carryforward ...........................  $(1,111,697)
         Net unrealized appreciation on investments,
           foreign receivables and payables and foreign
           currency translation ..............................   68,824,642
                                                                -----------
         Total accumulated gain ..............................  $67,712,945
                                                                ===========

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $1,111,697, which are available to reduce future required distributions of net capital gains to shareholders, $466,476 is available through 2007; $544,166 is available through 2008; and $101,055 is available through 2009. For the year ended December 31, 2004, the Fund utilized net Federal tax capital loss carryforwards of $2,082,690.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $34,163,214 and $40,587,852, respectively.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $6,591 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At December 31, 2004, there was a balance of $2,085,000 outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the year ended December 31, 2004 was $1,765,683, with a related weighted average interest rate of 1.91%. The maximum amount borrowed at any time during the year ended December 31, 2004 was $15,757,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class B and Class CShares the 2.00% redemption fee applied to shares purchased on or after July 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $243,151.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

GABELLI GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                               YEAR ENDED                       YEAR ENDED
                                                            DECEMBER 31, 2004               DECEMBER 31, 2003
                                                    -----------------------------     ----------------------------
                                                       SHARES          AMOUNT           SHARES          AMOUNT
                                                    -----------     -------------     -----------    -------------
                                                             CLASS AAA                        CLASS AAA
                                                    -----------------------------     ----------------------------
Shares sold .....................................     8,359,688     $ 135,858,380      27,587,705    $ 374,079,239
Shares issued upon reinvestment of dividends ....       193,442         3,067,415         168,650        3,074,482
Shares redeemed .................................   (10,480,259)     (167,276,400)    (19,698,571)    (256,851,909)
                                                    -----------     -------------     -----------    -------------
    Net increase/(decrease) .....................    (1,927,129)    $ (28,350,605)      8,057,784    $ 120,301,812
                                                    ===========     =============     ===========    =============

                                                              CLASS A                           CLASS A
                                                    -----------------------------     ----------------------------
Shares sold .....................................       643,925     $  10,598,996         376,078    $   5,840,331
Shares issued upon reinvestment of dividends ....        11,530           182,863           2,753           50,135
Shares redeemed .................................       (92,773)       (1,493,742)        (77,167)      (1,035,368)
                                                    -----------     -------------     -----------    -------------
    Net increase ................................       562,682     $   9,288,117         301,664    $   4,855,098
                                                    ===========     =============     ===========    =============

                                                              CLASS B                           CLASS B
                                                    -----------------------------     ----------------------------
Shares sold .....................................        36,213     $     609,785         112,095    $   1,476,439
Shares issued upon reinvestment of dividends ....           271             4,291             306            5,546
Shares redeemed .................................       (28,068)         (443,641)        (22,591)        (330,723)
                                                    -----------     -------------     -----------    -------------
    Net increase ................................         8,416     $     170,435          89,810    $   1,151,262
                                                    ===========     =============     ===========    =============

                                                              CLASS C                           CLASS C
                                                    -----------------------------     ----------------------------
Shares sold .....................................       172,562     $   2,827,090         237,287    $   3,449,690
Shares issued upon reinvestment of dividends ....         1,293            20,442           1,008           18,299
Shares redeemed .................................       (79,002)       (1,174,374)        (76,116)      (1,252,667)
                                                    -----------     -------------     -----------    -------------
    Net increase ................................        94,853     $   1,673,158         162,179    $   2,215,322
                                                    ===========     =============     ===========    =============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

GABELLI GOLD FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                       INCOME
                             FROM INVESTMENT OPERATIONS                                  DISTRIBUTIONS
              ----------------------------------------------------------    -----------------------------------------
                                                  Net
              Net Asset                      Realized and        Total                       Net
  Period        Value,          Net            Unrealized        from           Net       Realized
   Ended      Beginning      Investment      Gain/(Loss) on   Investment    Investment     Gain on          Total
December 31   of Period   Income/(Loss)(b)    Investments     Operations      Income     Investments    Distributions
-----------   ---------   ----------------   --------------   ----------    ----------   -----------    -------------
CLASS AAA
  2004         $18.18          $(0.12)           $(1.87)        $(1.99)       $(0.19)       $(0.01)        $(0.20)
  2003          12.28           (0.08)             6.11           6.03         (0.17)           --          (0.17)
  2002           6.56           (0.02)             5.74           5.72            --            --             --
  2001           5.26            0.07              1.30           1.37         (0.07)           --          (0.07)
  2000           6.23           (0.00)(d)         (0.97)         (0.97)           --            --             --
CLASS A(A)
  2004         $18.16          $(0.12)           $(1.86)        $(1.98)       $(0.21)       $(0.01)        $(0.22)
  2003          12.28           (0.08)             6.11           6.03         (0.19)           --          (0.19)
CLASS B(A)
  2004         $18.10          $(0.23)           $(1.87)        $(2.10)       $(0.08)       $(0.00)(d)     $(0.08)
  2003          12.28           (0.18)             6.07           5.89         (0.11)           --          (0.11)
CLASS C(A)
  2004         $18.10          $(0.23)           $(1.87)        $(2.10)       $(0.09)       $(0.00)(d)     $(0.09)
  2003          12.28           (0.18)             6.08           5.90         (0.12)           --          (0.12)



                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------
                            Net Asset               Net Assets       Net
  Period                     Value,                    End of     Investment                     Portfolio
   Ended      Redemption    End of         Total      Period        Income/      Operating       Turnover
December 31     Fees(b)     Period        Return+   (in 000's)      (Loss)     Expenses(c)(e)      Rate
-----------   ----------   ---------      -------   -----------   ----------   --------------    ---------
CLASS AAA
  2004          $0.01        $16.00       (10.9)%     $279,081     (0.73)%          1.54%            11%
  2003           0.04         18.18        49.4        352,112     (0.58)           1.55             12
  2002             --         12.28        87.2        138,906     (0.15)           1.67             53
  2001             --          6.56        26.0         15,514      1.19            2.46             37
  2000             --          5.26       (15.6)        13,329     (0.01)           2.49             21
CLASS A(A)
  2004          $0.01        $15.97       (10.8)%     $ 13,802     (0.76)%          1.54%            11%
  2003           0.04         18.16        49.4          5,480     (0.58)           1.55             12
CLASS B(A)
  2004          $0.01        $15.93       (11.6)%     $  1,565     (1.49)%          2.29%            11%
  2003           0.04         18.10        48.3          1,626     (1.33)           2.30             12
CLASS C(A)
  2004          $0.01        $15.92       (11.5)%     $  4,091     (1.49)%          2.29%            11%
  2003           0.04         18.10        48.4          2,935     (1.33)           2.30             12

----------
+    Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a)  Class A, Class B and Class C shares were outstanding for the period December 27, 2002 through December
     31,  2002.  Financial  Highlights  are not  presented  for Class A,  Class B and Class C shares as the information for this period is not considered meaningful.
(b)  Per share amounts have been calculated using the average shares outstanding method.
(c)  The Fund  incurred  interest  expense  during the years ended  December 31, 2002,  2001,  and 2000. If interest  expense had not been  incurred,  the Class AAA ratios of  operating  expenses to average net assets would have been 1.64%, 2.40%, and 2.40%, respectively.
(d)  Amount represents less than $0.005 per share.
(e)  The Fund incurred  interest  expense during the year ended December 31, 2004. If interest  expense had not been incurred,  the ratio of operating  expenses to average daily net assets would have been 1.52%
     (Class AAA), 1.52% (Class A), 2.27% (Class B), and 2.27% (Class C), respectively.

                See accompanying notes to financial statements.

GABELLI GOLD FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Gabelli Gold Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Gabelli Gold Fund (the "Fund"), as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gabelli Gold Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ ERNST & YOUNG LLP

New York, New York
February 11, 2005

GABELLI GOLD FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Gold Fund, Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Gold Fund at One Corporate Center, Rye, NY 10580-1422.


                           TERM OF        NUMBER OF
                         OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)         LENGTH OF        COMPLEX
    ADDRESS 1                TIME        OVERSEEN BY              PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
    AND AGE                SERVED 2       DIRECTOR                DURING PAST FIVE YEARS                     HELD BY DIRECTOR 4
-----------------        ----------     -------------   ---------------------------------------------   ----------------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI      Since 1994           24     Chairman of the Board, Chief Executive Officer  Director of Morgan Group
Director                                          of Gabelli Asset Management Inc. and Chief      Holdings, Inc. (holding
Age: 62                                           Investment Officer of Gabelli Funds, LLC and    company)
                                                  GAMCO Investors, Inc.; Vice Chairman and Chief
                                                  Executive Officer of Lynch Interactive
                                                  Corporation (multimedia and services)

KARL OTTO POHL        Since 1994           34     Member of the Shareholder Committee of Sal      Director of Gabelli Asset
Director                                          Oppenheim Jr. & Cie (private investment bank);  Management Inc. (investment
Age: 75                                           Former President of the Deutsche Bundesbank     management); Chairman,
                                                  and Chairman of its Central Bank Council        Incentive Capital and
                                                  (1980-1991)                                     Incentive Asset Management
                                                                                                  (Zurich); Director at Sal
                                                                                                  Oppenheim Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:
-------------------------
E. VAL CERUTTI        Since 1994           7      Chief Executive Officer of Cerutti Consultants, Director of Lynch
Director                                          Inc.; Former President and Chief Operating      Corporation (diversified
Age: 65                                           Officer of Stella D'oro Biscuit Company         manufacturing)
                                                  (through 1992); Adviser, Iona College
                                                  School of Business

ANTHONY J. COLAVITA   Since 1994           36     President and Attorney at Law in the law firm               --
Director                                          of Anthony J. Colavita, P.C.
Age: 69

WERNER J. ROEDER, MD  Since 1994           26     Medical Director of Lawrence Hospital and                   --
Director                                          practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS Since 1994           20     Managing Director of BALMAC                     Director of Aurado
Director                                          International, Inc. (commodities)               Energy, Inc. (oil and
Age: 70                                                                                           gas operations)

SALVATORE J. ZIZZA    Since 2004           24     Chairman, Hallmark Electrical Supplies Corp.    Director of Hollis Eden
Director                                                                                          Pharmaceuticals; Director
Age: 59                                                                                           of Earl Scheib, Inc.
                                                                                                  (automotive services)


DANIEL E. ZUCCHI      Since 1994           1      President of Daniel E. Zucchi Associates;                   --
Director                                          Formerly Senior Vice President
Age: 64                                           and Director of Consumer Marketing
                                                  of Hearst Magazine (through 1995)

GABELLI GOLD FUND, INC.
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                           TERM OF        NUMBER OF
                         OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)         LENGTH OF        COMPLEX
    ADDRESS 1                TIME        OVERSEEN BY              PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
    AND AGE                SERVED 2       DIRECTOR                DURING PAST FIVE YEARS                     HELD BY DIRECTOR 4
-----------------        ----------     -------------   ---------------------------------------------   ----------------------------
OFFICERS:
--------
BRUCE N. ALPERT          Since 2003           --        Executive Vice President and Chief Operating                --
President and Treasurer                                 Officer of Gabelli Funds, LLC since 1988 and
Age: 53                                                 an officer of all mutual funds advised by
                                                        Gabelli Funds, LLC and its affiliates.
                                                        Director and President of Gabelli Advisers,
                                                        Inc.

JAMES E. MCKEE           Since 1995           --        Vice President, General Counsel and Secretary               --
Secretary                                               of Gabelli Asset Management Inc. since 1999
Age: 41                                                 and GAMCO Investors, Inc. since 1993;
                                                        Secretary of all mutual funds advised by
                                                        Gabelli Advisers, Inc. and Gabelli Funds, LLC

PETER GOLDSTEIN          Since 2004           --        Director of Regulatory Affairs at Gabelli                   --
Chief Compliance Officer                                Asset Management Inc. since February 2004;
Age: 51                                                 Vice President of Goldman Sachs Asset
                                                        Management from November 2000 through January
                                                        2004; Deputy General Counsel at Gabelli Asset
                                                        Management Inc. from February 1998 through
                                                        November 2000

------------
1   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2   Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.


--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2004, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.1919, $0.2125, $0.0682 and $0.0839 per share for Class AAA, Class A, Class B and Class C, respectively. For the fiscal year ended December 31, 2004, 27.61% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 64.00% of the ordinary income distribution was qualifying dividend income.
--------------------------------------------------------------------------------

                             GABELLI GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                         Werner J. Roeder, MD
CHAIRMAN AND CHIEF                            MEDICAL DIRECTOR
INVESTMENT OFFICER                            LAWRENCE HOSPITAL
GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti                                Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER                       MANAGING  DIRECTOR
CERUTTI CONSULTANTS, INC.                     BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                           Daniel E. Zucchi
ATTORNEY-AT-LAW                               PRESIDENT
ANTHONY J. COLAVITA, P.C.                     DANIEL E. ZUCCHI ASSOCIATES

Karl Otto Pohl                                Salvatore J. Zizza
FORMER PRESIDENT                              CHAIRMAN
DEUTSCHE BUNDESBANK                           HALLMARK ELECTRICAL SUPPLIES CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                                   Bruce N. Alpert
PORTFOLIO MANAGER                              PRESIDENT AND TREASURER

James E. McKee                                 Peter Goldstein
SECRETARY                                      CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB008Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $29,900 in 2004 and $28,000 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2004 and $3,400 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2004 and $62,400 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, Werner J. Roeder and
Salvatore J. Zizza. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:



   o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;
   o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Fund and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and
   o If requested by the Nominating Committee, a completed and signed Directors questionnaire.


The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee, and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.



The Nominating Committee believes that the minimum qualifications for serving as a Director of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight on the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.



The Fund's Nominating Committee has adopted a Nominating Committee Charter.



ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000469).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Gabelli Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                         Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.